12 Months Ended
Jan. 28, 2015
TRANSPARENT VALUE TRUST

SUPPLEMENT DATED JULY 1, 2015
TO THE PROSPECTUS DATED JANUARY 28, 2015, AS SUPPLEMENTED
JANUARY 28, 2015, FEBRUARY 27, 2015 AND JUNE 1, 2015

Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund, Transparent Value Small-Cap Fund and Transparent Value SMID-Cap Directional Allocation Fund, each a series of Transparent Value Trust.

The following paragraph is added under the heading “Principal Risks” of each Fund’s summary section in the Prospectus:

Interest Rate Risk - The Fund may invest in fixed income securities that change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors.  The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

The following paragraph replaces in its entirety the fifth paragraph under the heading “Principal Investment Strategies” beginning on page 52 of the Transparent Value Directional Allocation Fund’s summary section in the Prospectus:

The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated.  The Fund was initially classified as a non-diversified investment company for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).  However, because the Fund has operated as a diversified company for more than three years, the Fund has become a diversified company and may not operate as a non-diversified investment company without first obtaining shareholder approval.   The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

The paragraph entitled “Non-Diversified Risk” under the heading “Principal Risks” beginning on page 53 of the Transparent Value Directional Allocation Fund’s summary section in the Prospectus is hereby deleted in its entirety.